CONDENSED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash	$ 3,948,573	$ 5,530,105	$ 3,671,151
Total current assets	3,948,573	5,530,105	3,671,151
Fixed assets, net of accumulated depreciation	7,209	8,791	11,959
Prepaid fees		0	3,500
Intangible assets, net of accumulated	143,647	152,145	169,139
Total assets	4,099,429	5,691,041	3,855,749
Liabilities and stockholders equity
Accounts payable and accrued expenses	950,972	781,660	139,169
Accrued interest - stockholder	19,126	16,927	12,517
Convertible notes payable - stockholder	105,000	105,000	105,000
Total current liabilities	1,075,098	903,587	256,686
Warrant derivative liabilities	2,055,538	1,734,127	2,314,033
Total liabilities	3,130,636	2,637,714	2,570,719
Commitments and contingencies
Stockholders' equity:
Preferred stock, par value $.0001 per share; 10,000,000 shares authorized, none issued and outstanding	0	0	0
Common stock, par value $.0001 per share; 80,000,000 shares authorized, 21,828,723, 21,457,419 and 17,604,465 shares issued and outstanding, respectively	2,183	2,146	1,760
Common stock subscribed		0	611,846
Additional paid-in capital	24,979,380	23,214,656	15,120,792
Deficit accumulated during the development stage	(24,012,770)	(20,163,475)	(14,449,368)
Total stockholders' equity	968,793	3,053,327	1,285,030
Total liabilities and stockholders' equity	$ 4,099,429	$ 5,691,041	$ 3,855,749